UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    FORM 13F

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended:  June 30, 2006

           Check here if Amendment [ ]; Amendment Number: ___________

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.



              Institutional Investment Manager Filing this Report:


                  Name:  W.R. Huff Asset Management Co., L.L.C.

   Address: 1776 On The Green, 67 Park Place, 9th Floor, Morristown, NJ 07960
            -----------------------------------------------------------------


                         Form 13F File Number: 28-10831
                        ---------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:


Name:    Edward T. Dartley
         -----------------------

Title:   Counsel
         -----------------------

Phone:   (973) 984-1233
         -----------------------

Signature, Place, and Date of Signing:

/s/ Edward T. Dartley                   Morristown, NJ             08/14/06
---------------------------        ------------------------   ------------------
[Signature]                            [City, State]                [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

                                 Report Summary



Number of Other Included Managers:        0
--------------------------------------------------------------------------------

Form 13F Information Table Entry Total:   13
--------------------------------------------------------------------------------

Form 13F Information Table Value Total:   $ 791,970  (thousands)
--------------------------------------------------------------------------------

List of Other Included Managers:          None

                           FORM 13F INFORMATION TABLE
                                  June 30, 2006



------------------------------------------------------------------------------------------------------------------------------------
    Column 1                   Column 2     Column 3     Column 4        Column 5         Column 6   Column 7        Column 8

                               Title of                 Value     Shares or   SH/ Put/  Investment  Other        Voting Authority
  Name of Issuer                Class       CUSIP      (x$1000)   Prin. Amt.  PRN Call  Discretion  Managers    Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
CKX Inc                        Com            12562M106   193,009   14,223,223  SH       SOLE                 14,223,223
Clear Channel Communications   Com            184502102    12,074      390,100  SH       SOLE                    390,100
Cox Radio Inc                  CLA            224051102     2,870      199,000  SH       SOLE                    199,000
Cumulus Media Inc              CLA            231082108     1,894      177,500  SH       SOLE                    177,500
Entercom Communications Corp   CLA            293639100     5,481      209,500  SH       SOLE                    209,500
Foundation Coal Hldgs Inc      Com            35039W100     8,213      175,000  SH       SOLE                    175,000
Freeport-McMoran Copper & Go   CL B           35671D857     8,312      150,000  SH       SOLE                    150,000
Hercules Inc                   Com            427056106       479       31,400  SH       SOLE                     31,400
Lamar Advertising Co           CL A           512815101     3,770       70,000  SH       SOLE                     70,000
Mercer Intl Inc                Com            588056101       217       25,000  SH       SOLE                     25,000
NTL Inc Del                    Com            62941W101   551,427   22,145,670  SH       SOLE                 22,145,670
Telecom Corp New Zealand Ltd   Sponsored ADR  879278208     2,094      105,300  SH       SOLE                    105,300
Vodafone Group Plc New         Sponsored ADR  92857W100     2,130      100,000  SH       SOLE                    100,000



----------------------------------
This report includes holdings of certain separately managed accounts of W.R. Huff Asset Management Co., L.L.C. and of certain other limited liability companies and of limited partnerships affiliated with Huff Asset Management. William R. Huff possesses sole power to vote and direct the disposition of all securities held in such separately managed accounts of Huff Asset Management and of such other limited liability companies and limited partnerships affiliated with Huff Asset Management. This report does not include direct or indirect personal holdings, if any, of William R. Huff.